Note 11 - Derivative Instruments - Fair Value of Forward and Put Option Contracts (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Contracts in a liability position	$ 15,073	$ 37,181	$ 2,368
Forward and Put Option Contracts [Member] | Other current assets
Derivative [Line Items]
Contracts in an asset position		8,600	11,500
Contracts in a liability position		0	0
Net asset (liability)		8,600	11,500
Forward and Put Option Contracts [Member] | Other non-current assets
Derivative [Line Items]
Contracts in an asset position		7,200	6,600
Contracts in a liability position		0	0
Net asset (liability)		7,200	6,600
Forward and Put Option Contracts [Member] | Current derivatives liability
Derivative [Line Items]
Contracts in an asset position		(0)	0
Contracts in a liability position		(36,400)	0
Net asset (liability)		(36,400)	0
Forward and Put Option Contracts [Member] | Other non-current liabilities
Derivative [Line Items]
Contracts in an asset position		0	0
Contracts in a liability position		(1,900)	0
Net asset (liability)		$ (1,900)	$ 0